Business Combination - Additional Information (Detail) - AP Wireless $ / shares in Units, $ in Thousands	Feb. 10, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Date of acquisition	Feb. 10, 2020
Percentage of interest acquired	100.00%
Consideration transferred	$ 390,857
Cash consideration	325,424
Equity consideration	$ 65,433
In-Place Lease Intangible Asset
Business Acquisition [Line Items]
Estimated time to allot for origination of tenant lease	1 month
Minimum
Business Acquisition [Line Items]
Term of real property interest arrangement	23 years
Discount rate used in determination of fair value of real property interest	8.20%
Maximum
Business Acquisition [Line Items]
Term of real property interest arrangement	99 years
Discount rate used in determination of fair value of real property interest	18.50%
Monte Carlo Simulation Model | Expected Volatility
Business Acquisition [Line Items]
Measurement input	21.1
Monte Carlo Simulation Model | Risk-Free Interest Rate
Business Acquisition [Line Items]
Measurement input	1.5
Monte Carlo Simulation Model | Estimated Term
Business Acquisition [Line Items]
Measurement input	9 years 2 months 12 days
Ordinary Shares | Monte Carlo Simulation Model | Share Price
Business Acquisition [Line Items]
Measurement input | $ / shares	$ 10.00
APW OpCo
Business Acquisition [Line Items]
Percentage of interest acquired	91.80%
APW OpCo | Noncontrolling Interest
Business Acquisition [Line Items]
Percentage of interest acquired	8.20%